FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Summary of assets and liabilities measured at fair value on a recurring basis

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2019
	RMB	RMB	RMB	RMB
Cash equivalents:
- Time deposits	117,825	—	—	117,825
Short-term investments:
- Time deposits	363,856	—	—	363,856
Long-term investments
- Available-for-sale debt securities	—	—	1,713	1,713
Assets	481,681	—	1,713	483,394

Short-term borrowings:
- Current portion of bonds payable	912,416	—	—	912,416
Long-term borrowings:
- Bonds payable	2,089,114	—	—	2,089,114
Other liabilities:
- Liability classified RSU	—	—	2,109	2,109
Liabilities	3,001,530	—	2,109	3,003,639

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2020
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
- Time deposits	645,879	—	—	645,879	98,985
Short-term investments:
- Time deposits	285,872	—	—	285,872	43,812
Long-term investments:
- Available-for-sale debt securities	—	—	1,713	1,713	263
Assets	931,751	—	1,713	933,464	143,060
Short-term borrowings:
- Current portion of bonds payable	1,998,088	—	—	1,998,088	306,220
Convertible promissory notes	—	—	3,014,057	3,014,057	461,924
Other liabilities:
- Liability classified RSU	—	—	—	—	—
Liabilities	1,998,088	—	3,014,057	5,012,145	768,144

Summary of reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

Liability classified
RSU
RMB
Fair value at January 1, 2019	4,970
Reclassification to equity	(2,861)
Reversal	—
Transfers in and/or out of Level 3	—
Fair value at December 31, 2019	2,109
Reclassification to equity	(2,109)
Reversal	—
Transfers in and/or out of Level 3	—
Fair value at December 31, 2020	—
Fair value at December 31, 2020 (US$)	—

	Convertible promissory notes
	RMB	US$
Convertible promissory notes fair value (Note 18)	1,409,385	215,998
Foreign exchange loss	(219,001)	(33,564)
Changes in the fair value	2,544,220	389,919
Reclassification to equity	(720,547)	(110,429)
Transfers in and/or out of Level 3	—	—
Fair value at December 31, 2020	3,014,057	461,924